Employee costs and share plans for employees, Employee numbers (Details) - employee	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical location
Average number of employees	79,600	74,800	67,300
Number of employees	83,100	76,100	70,600
UK
Disclosure of geographical location
Average number of employees	8,900	7,900	7,400
Europe
Disclosure of geographical location
Average number of employees	18,300	16,600	15,500
The Americas
Disclosure of geographical location
Average number of employees	18,800	17,300	16,600
Asia, Africa And Australasia
Disclosure of geographical location
Average number of employees	33,600	33,000	27,800